Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Property	$ 241,488	$ 203,223	$ 192,832
Accumulated depreciation	(43,761)	(38,989)	(34,434)
Net operating real estate assets	197,727	164,234	158,398
Real estate assets held-for-sale, net	0	1,164	0
Total real estate assets	197,727	165,398	158,398
Cash and cash equivalents	32,660	17,591	6,275
Marketable securities	4,579	0	0
Escrows and acquisition deposits	4,092	4,385	8,155
Accrued rents and accounts receivable, net of allowance for doubtful accounts	5,309	4,691	4,514
Unamortized lease commissions and loan costs	3,618	3,574	3,973
Prepaid expenses and other assets	705	746	685
Other assets - discontinued operations	0	60	0
Total assets	248,690	196,445	182,000
Liabilities:
Notes payable	102,234	100,941	101,782
Accounts payable and accrued expenses	7,800	7,208	9,954
Tenants' security deposits	1,956	1,768	1,630
Distributions payable	3,647	2,133	1,775
Other liabilities - discontinued operations	0	112	0
Total liabilities	115,637	112,162	115,141
Partners' Capital:
General Partner, 10,861,546 and 5,550,374 units outstanding as of September 30, 2011 and December 31, 2010, respectively	114,702	62,708	43,590
Limited Partners, 1,814,569 units outstanding as of September 30, 2011 and December 31, 2010	20,232	21,575	23,269
Accumulated other comprehensive loss	(1,881)	0	0
Total partners' capital	133,053	84,283	66,859
Total liabilities and partners' capital	$ 248,690	$ 196,445	$ 182,000